Share capital - Authorized and Issued (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Jan. 25, 2023
Share capital
Authorized	75,000,000	75,000,000
Issued	9,964,344	9,898,516
Class A Ordinary Shares
Share capital
Authorized	20,000,000	20,000,000
Issued	9,964,344	9,898,516
Preferred shares
Share capital
Authorized	55,000,000	55,000,000	55,000,000